Summary of Expected Credit Loss Allowance (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 1,732	$ 585
Impairment loss recognized	437	1,167
Amounts written-off as uncollectible	(1,784)	(23)
Impairment loss reversed	(53)	(31)
Effect of movement in exchange rates	6	34
Ending balance	$ 338	$ 1,732